Investment Properties - Summary of Fair Value of Investment Properties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure The fair value of investment property [Line Items]
Investment properties	₩ 238,772	₩ 228,984	₩ 185,527
Land
Disclosure The fair value of investment property [Line Items]
Investment properties	218,041	210,509
Buildings
Disclosure The fair value of investment property [Line Items]
Investment properties	20,731	18,475
Book value
Disclosure The fair value of investment property [Line Items]
Investment properties	238,772	228,984
Book value | Land
Disclosure The fair value of investment property [Line Items]
Investment properties	218,041	210,509
Book value | Buildings
Disclosure The fair value of investment property [Line Items]
Investment properties	20,731	18,475
Fair value
Disclosure The fair value of investment property [Line Items]
Investment properties	388,048	356,473
Fair value | Land
Disclosure The fair value of investment property [Line Items]
Investment properties	363,922	337,379
Fair value | Buildings
Disclosure The fair value of investment property [Line Items]
Investment properties	₩ 24,126	₩ 19,094